MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities1 [Abstract]
Summary of the Movements in Marketable Securities
Movements in marketable securities for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Balance at the beginning of the year	4,027	7,432	236,281
Proceeds from sale of marketable securities	(360)	—	(251,839)
(Loss) gain on marketable securities sold during the year	(1,433)	—	18,994
Unrealized gain (loss) on marketable securities held at the end of the year	(167)	(3,405)	3,996
Balance at the end of the year	2,067	4,027	7,432